Accounts Payable and Other (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 903	$ 780
Payroll-related accruals	435	349
Accrued charges	309	293
Income and other taxes	309	223
Accrued interest	158	162
Operating lease liabilities	108	107
Personal injury and other claims provisions	75	109
Contract liabilities	74	115
Environmental provisions	38	46	$ 38
Other postretirement benefits liability	14	14
Other	189	166
Total accounts payable and other	$ 2,612	$ 2,364